Note 6 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 6 – Commitments and Contingencies

Financial Advisory Agreement

On January 1, 2012, the Company entered into an advisory services agreement (“Agreement”) with CMFD Group, LLC (“CMFD”) for consulting services to be provided as required by the Company. The Agreement requires that CMFD be paid $6,000 per month for one (1) year from date of signing. The sole officer and shareholder of CMFD is a significant stockholder of the Company. The agreement was automatically extended for one (1) year on January 1, 2013.

Employment with the President

On January 1, 2012, the Company and Carlos Gonzalez (“CG”), entered into an Employment Agreement (the “Employment Agreement”), to employ CG as the Company’s President. The initial term of employment under the agreement is from January 1, 2012 (the “Effective Date”) until December 31, 2014, unless sooner terminated in accordance with the terms and conditions of the Employment Agreement. Pursuant to the Employment Agreement, CG is entitled to a salary of $72,000 per annum for the period beginning on the Effective Date through December 31, 2012. The Agreement with CG was automatically extended for one (1) year on January 1, 2013.

Employment with the Chief Operating Officer

On January 1, 2012, the Company and Sergio Gonzalez (“SG”), entered into an Employment Agreement (the “Employment Agreement”), to employ CG as the Company’s Chief Operating Officer. The initial term of employment under the agreement is from January 1, 2012 (the “Effective Date”) until December 31, 2014, unless sooner terminated in accordance with the terms of the Employment Agreement. Pursuant to the Employment Agreement, SG is entitled to a salary of $72,000 per annum for the period beginning on the Effective Date through December 31, 2012. The Agreement with SG was automatically extended for one (1) year on January 1, 2013.

  Employment with the Chief Executive Officer

On January 1, 2012, the Company and Alex Viecco (“AV”), entered into an Employment Agreement (the “Employment Agreement”), to employ CG as the Company’s Chief Executive Officer. The initial term of employment under the agreement is from January 1, 2012 (the “Effective Date”) until December 31, 2014, unless sooner terminated in accordance with the terms of the Employment Agreement. Pursuant to the Employment Agreement, AV is entitled to a salary of $72,000 per annum for the period beginning on the Effective Date through December 31, 2012. The Agreement with AV was automatically extended for one (1) year on January 1, 2013.

Note 6 – Commitments and Contingencies

Financial Advisory Agreement

On January 1, 2012, the Company entered into a financial advisory services agreement (“Agreement”) with CMFD Group, LLC (“CMFD”) for consulting services to be provided as required by the Company. The Agreement requires that CMFD be paid $6,000 per month for one (1) year from date of signing. The sole officer and shareholder of CMFD is a significant stockholder of the Company. The agreement was automatically extended for one (1) year.

Employment with the President

On January 1, 2012, the Company and Carlos Gonzalez (“CG”), entered into an Employment Agreement (the “Employment Agreement”), to employ CG as the Company’s President. The initial term of employment under the agreement is from January 1, 2012 (the “Effective Date”) until December 31, 2014, unless sooner terminated in accordance with the terms and conditions of the Employment Agreement. Pursuant to the Employment Agreement, CG is entitled to a salary of $72,000   per annum for the period beginning on the Effective Date through December 31, 2012. The salary of CG was extended through December 31, 2013.

Employment with the Chief Operating Officer

On January 1, 2012, the Company and Sergio Gonzalez (“SG”), entered into an Employment Agreement (the “Employment Agreement”), to employ CG as the Company’s Chief Operating Officer. The initial term of employment under the agreement is from January 1, 2012 (the “Effective Date”) until December 31, 2014, unless sooner terminated in accordance with the terms of the Employment Agreement. Pursuant to the Employment Agreement, SG is entitled to a salary of $72,000   per annum for the period beginning on the Effective Date through December 31, 2012. The salary of SG was extended through December 31, 2013.

Employment with the Chief Executive Officer

On January 1, 2012, the Company and Alex Viecco (“AV”), entered into an Employment Agreement (the “Employment Agreement”), to employ CG as the Company’s Chief Executive Officer. The initial term of employment under the agreement is from January 1, 2012 (the “Effective Date”) until December 31, 2014, unless sooner terminated in accordance with the terms of the Employment Agreement. Pursuant to the Employment Agreement, AV is entitled to a salary of $72,000   per annum for the period beginning on the Effective Date through December 31, 2012. The salary of AV was extended through December 31, 2013.